Secured Borrowings (Details Narrative) - USD ($)				12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts receivable face amount		$ 674,200	$ 528,000.0
Consideration paid		500,000.0	427,700
Debt instrument, unamortized discount		174,200	100,300		$ 548,600
Repayment of contractual obligation		674,200	528,000.0
Repayments and satisfaction of the remaining amount of secured borrowings	$ 785,700
Loss on extinguishment of debt					142,700
Amortization of debt discounts					$ 96,800
24 Monthly Installments [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repayment of contractual obligation			$ 22,000.0
31 Monthly Installments [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repayment of contractual obligation		$ 21,800